Cover	12 Months Ended
Dec. 31, 2025 shares
Document information [Line Items]
Document type	20-F
Document registration statement	false
Document annual report	true
Current fiscal year end date	--12-31
Document period end date	Dec. 31, 2025
Document transition report	false
Document shell company report	false
Entity file number	001-35079
Entity registrant name	LLOYDS BANK plc
Entity address, address line one	33 Old Broad Street
Entity address, city or town	London
Entity address, postal zip code	EC2N 1HZ
Entity address, country	GB
Entity well-known seasoned issuer	No
Entity voluntary filers	No
Entity current reporting status	Yes
Entity interactive data current	Yes
Entity filer category	Non-accelerated Filer
Entity emerging growth company	false
ICFR auditor attestation flag	false
Document Financial Statement Error Correction [Flag]	false
Document accounting standard	International Financial Reporting Standards
Entity shell company	false
Amendment flag	false
Entity central index key	0001167831
Document fiscal year focus	2025
Document fiscal period focus	FY
Entity incorporation, state or country code	X0
Ordinary shares, nominal value 1 pound each
Document information [Line Items]
Entity common stock, shares outstanding (in shares)	1,574,285,752
Preference shares, nominal value 1 pound each
Document information [Line Items]
Entity common stock, shares outstanding (in shares)	100
Preference shares, nominal value 25 pence each
Document information [Line Items]
Entity common stock, shares outstanding (in shares)	0
Preference shares, nominal value 25 cents each
Document information [Line Items]
Entity common stock, shares outstanding (in shares)	0
Preference shares, nominal value 25 Euro cents each
Document information [Line Items]
Entity common stock, shares outstanding (in shares)	0
Preference shares, nominal value 25 Yen each
Document information [Line Items]
Entity common stock, shares outstanding (in shares)	0
Business contact
Document information [Line Items]
Entity address, address line one	33 Old Broad Street
Entity address, city or town	London
Entity address, postal zip code	EC2N 1HZ
Entity address, country	GB
Contact personnel name	Kate Cheetham
City area code	+44
Local phone number	(0) 20 7356 2104
Contact personnel fax number	+44 (0) 20 7356 1808